Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 7,379	$ 9,339	$ 9,365
Proceeds from new debt instruments	2,006	3,960	4,210
Debt repayments	(2,420)	(5,897)	(4,572)
Foreign currency translation and accretion effects	6	(23)	336
Debt at end of year	$ 6,971	$ 7,379	$ 9,339